UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22081

China Finance, Inc.
(Exact name of registrant as specified in charter)

1330 Ave of Americas, 21st floor, New York NY 10019
(Address of principal executive offices)      (Zip code)

Wei Wei
1330 Ave of Americas, 21st floor, New York NY 10019
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-823-0530

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

March 12, 2009

Dear China Finance, Inc. Shareholders:

I am pleased to present the Annual Report for China Finance, Inc. (the “Company”) for the fiscal year ended December 31, 2008.

While the Company continued its principal business throughout the year, we experienced a number of challenges during 2008 due to the U.S. and worldwide financial crisis, as described below.

Business Activities

During 2008, we continued our principal business, which is primarily conducted through our wholly-owned indirect subsidiary Shenzhen Hua Yin Guaranty and Investment Limited Liability Corporation (“SHY”), of (i) providing surety guarantees for privately-owned small and medium enterprises (or operating companies) (“SMEs”) in the People’s Republic of China’s (“PRC” or “China”) entering into transactions whereby the SME will be acquired by a publicly-traded United States reporting company in a “reverse merger” or other merger and acquisition (“M&A”) transaction; (ii) providing loan guarantees to assist SMEs and individuals in the PRC in obtaining loans from Chinese banks for business operations and/or personal use; and (iii) making direct loans to SMEs for business operations.  In addition, we also continued to look for opportunities to provide consulting services to SMEs including, without limitation, providing business and introduction services, translation services and access to office facilities (e.g., conference rooms, computers, telephone and fax lines through its New York office) from time to time.

As discussed below, we did not enter into any new surety guarantees during the year as the U.S. and Chinese markets cooled off and, ultimately, declined precipitously.  Due to these market declines, general market uncertainty and the general closing of the public markets in the U.S. to reverse mergers and public offerings, we were unable to identify any attractive surety guarantee opportunities during the year.

While our surety guarantee business declined, we were able to enter into several loan guarantee arrangements and direct loans.  In addition, we began looking for new opportunities.  In this regard, we began in late 2008 to identify potential direct investments in SMEs that we may make in the equity of SMEs through our wholly owned subsidiary, Value Global International Limited, a British Virgin Islands company, as originally announced in press releases in October.  While we continue to conduct due diligence on our initially identified potential opportunities, and these transactions remain subject to a number of contingencies and conditions, we are excited about the potential for our expanded activities.

As described in more detail below, with no new surety guarantee revenues, and significant declines in the value of our common stock holdings, we were unable to repeat our strong performance from the prior year.  In 2008, our revenue and income was generally limited to interest and payments received from direct loans and loan guarantees, and proceeds from the sale of stocks that we viewed as declining and unlikely to recover in the near future.  We were disappointed with our financial results from 2008, but we are encouraged by the potential for our expanded business plan and expect a recovery of our surety guarantee business during 2009.

Revenue, Income and Assets

In 2008, the Company’s revenue, income and assets were generated from its loan guarantee services and loans. The Company’s revenue for the fiscal year ended December 31, 2008 was $2,099,008, a decrease of $15,567,144 over the fiscal year ended December 31, 2007.  The Company’s net investment income for the fiscal year ended December 31, 2008 was ($3,101,484), a decrease of $17,620,249 over the fiscal year ended December 31, 2007.  The Company’s net decrease in net assets for the fiscal year ended December 31, 2008 was ($18,352,237). As noted above, the primary reason for the decrease in revenue, net investment income and net assets were the decreases in the surety guarantee segment of the Company’s business (the Company did not issue any surety guarantees in 2008 because of issues in the U.S. capital markets) and significant declines in the market values of our common stocks.

Performance of Payment Securities

Since our existing portfolio of Payment Securities comprised a significant portion of our assets in 2008, the Company’s performance depended in significant part on the performance of these Payment Securities.  When we receive Payment Securities, they are generally restricted shares of the publicly-traded common stock of the U.S. parent corporations of the SMEs to which we provide surety guarantee and related services, and as restricted shares they are generally subject to holding periods before they can be sold.   The value of our Payment Securities fluctuates depending on the market value of the public stock, and the value will match the value of the public stock once our shares become freely tradeable.

In 2008, we did not receive any new Payment Securities. During the course of the year, we sold several of our Payment Securities as their performance declined and we identified problems with the businesses and/or the prospects for recovery or increase in their stock prices in the future.  By the end of 2008, we held four Payment Securities (GFRE, CNOA, JADA, and HSYT), each of which we continue to hold today.  We hope that our Payment Securities in these four companies will perform well in 2009 as the companies continue to mature.

2009 will be an important year for China Finance and its shareholders. As noted above, we will continue our traditional business of providing financial services to some of the fastest growing private companies in China, and we expect to enhance these activities with potential direct investments.  We continue to look at several investment acquisition opportunities where we will seek to use our expertise to make direct investments in companies developing quality businesses with significant potential. We view this as a logical extension of our business plan and have embarked on this expansion to further maximize our revenues, and of course, shareholder value.

Thank you for your support and continuing faith in our ability to offer good results to all investors and shareholders.

Sincerely,

/s/ Ann Yu

Ann Yu
Director, CEO, and Secretary of China Finance, Inc.

ADDITIONAL INFORMATION AND UPDATES

As previously disclosed in an August press release, the Board of Directors of the Company appointed Ann Yu, who previously served as the President of Shenzhen Hua Yin Guaranty and Investment, a wholly-owned indirect operating subsidiary of the Company, to serve as the Company's President, Chief Executive Officer, Chief Compliance Officer as well as a Director of the Company and Chairman of the Board, effective as of August 29, 2008.  Ms. Yu succeeds Zhi Yong Xu, who resigned from the Company, effective as of August 28, 2008.  In her role as chief executive of the Company, Ms. Yu directs the operations of the Company and is primarily responsible for the day-to-day management of the Company’s portfolio.  As noted above, the Company also expanded its business strategy in late 2008 to begin seeking to identify potential direct investments in SMEs that the Company may make through its wholly owned subsidiary, Value Global International Limited.  To the extent that the Company makes direct investments in SMEs that are publicly-traded companies, such investments would be subject to the same risks to which Payment Securities owned by the Company are subject, as if they were Payment Securities (see “Risks Associated with Payment Securities” in the Fund’s Registration Statement on Form N-2, as amended, filed September 22, 2008, which is incorporated herein by reference (the “Registration Statement”)).  If the Company makes direct investments in SMEs that are private companies, then those investments would also be subject to certain risks of Payment Securities not related exclusively to public market risks (e.g., risks related to being located in, and doing business in, China; business and sector risks; small company risks; interest rate risks; private investment risks; and tax risks), as well as risks due to the illiquid nature of the securities.  If the Company takes a controlling interest in an SME through direct investment, then the Company will be subject to risks associated with that company’s operating business, management, sector and market, including applicable risks of Payment Securities as well as risks related to the Company’s expansion of its operating business into the new subsidiary’s business (see “Risks Related to the Company’s Principal Business”, as described in the Registration Statement).

FORWARD-LOOKING STATEMENTS

This letter contains forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Statements relating to expected operating results and future performance, as well as future events and developments, are forward-looking statements and are not historical in nature. Generally, the words “looking forward”, “believe”, “expect”, “intend”, “estimate”, “anticipate”, “likely”, “project”, “may”, “will” and similar expressions identify forward-looking statements. The Company warns that any forward-looking statements in this release involve numerous risks and uncertainties and assumptions that may cause actual results, levels of activity, performance or achievements to differ materially from those expressed or implied by any forward-looking statement. These risks and uncertainties include, but are not limited to, the risk that the value of our portfolio securities will decline resulting in a decline in the value of the Company's stock, we might not achieve our anticipated development milestones, the market for our services will not grow as expected and we might not achieve our expectations. If these or other significant risks and uncertainties occur, or if our underlying assumptions prove inaccurate, our actual results could differ materially. While the Company is an operating company, the Company is registered as a “closed-end” investment company under the Investment Company Act of 1940, as amended, and is subject to the types of investment risks that effect investment companies. You are urged to consider the operating and investment objectives and strategies, expenses and history of the Company, along with all risks and uncertainties noted above, and to review the risk factors and financial information about the Company available in the Company's registration statement on Form N-2, and the Company's Annual and Semi-Annual Reports and other regulatory filings accessible on the SEC's website at http://www.sec.gov . In light of the uncertainty inherent in forward-looking statements, you should not consider their inclusion to be a representation that such forward-looking matters will be achieved. Moreover, pursuant to the Private Securities Litigation Reform Act of 1995, such statements speak only as of the date they were made, and the company undertakes no obligation to update publicly any forward-looking statements, whether as a result of future events, new information or otherwise. Past performance is no guarantee of future results, and like all investments, you may lose money on an investment in the Company's stock.

CHINA FINANCE, INC. AND SUBSIDIARIES
New York, New York

CONSOLIDATED FINANCIAL STATEMENTS
AT
December 31, 2008

CHINA FINANCE, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

	December 31, 2008	December 31, 2007
ASSETS
Investments:
Marketable Securities, at fair value (cost $9,164,596 and $20,356,019, respectively)	$12,578,681	$33,263,952
Loans Receivable(Cost $22,242,981 and $14,024,255, respectively)	22,242,981	14,024,255
Real Estate Held for Investment(Cost $1,545,727 and $1,444,576, respectively)	1,545,727	1,444,576
Total Investments	36,367,389	48,732,783
Cash denominated in foreign currencies (Cost $43,655 and $344,471, respectively)	43,655	344,471
Cash	168,590	654,937
Restricted Cash denominated in foreign currencies (Cost $224,274 and $5,054,112, respectively)	224,274	5,054,112
Surety Guarantee Fee Receivables	-	903,074
Loan Guarantee Fee Receivables	213,419	408,284
Receivables from the sale of marketable securities	1,658,805	-

Prepaid and Other Assets	530,306	305,703
Property, Plant and Equipment – Net	535,380	556,801

Total Assets	$39,741,818	$56,960,165

LIABILITIES AND NET ASSETS

Liabilities
Accrued Expenses	$1,975,548	$984,205
Other payable	387,024	119,603
Deferred income	73,350	198,224

Total Liabilities	2,435,922	1,302,032

Net Assets
Common Stock - 100,000,000 Shares Authorized; Par Value $.001;
557,671,744 Issued and Outstanding in December 31, 2008 and December 31, 2007	57,672	57,672
Paid-In Capital	13,078,373	13,078,373
Accumulated Undistributed Income
Accumulated Undistributed Investment Income-net	18,782,854	21,884,338
Accumulated Undistributed Net Realized Gains (Losses) on Investment Transactions	(1,057,010)	6,297,808
Net Unrealized Appreciation (Depreciation) in Value of Investments	3,414,086	12,907,933
Accumulated Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	3,029,921	1,432,009

Total Net Assets (equivalent to $0.65 and $0.97 per share based on 57,671,744 outstanding shares on December 31, 2008 and December 31, 2007)	37,305,896	55,658,133

Total Liabilities and Net Assets	$39,741,818	$56,960,165

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBSIDIARIES

SCHEDULES OF INVESTMENTS

December 31, 2008

Non-income producing Common Stocks – 34.59% (Small and Medium Sized Enterprises (or operating companies) in the People’s Republic of China)	Shares	Cost	Value
Home System Group – 0.07% (par value $0.001)	480,000	480,000	24,000
Gulf Resources, Inc. – 2.75% (par value $0.001)	3,339,000	1,836,450	1,001,700
China Organic Agriculture, Inc. – 1.33%(par value $0.001)	1,729,273	2,507,446	484,196
Jade Art Group, Inc. – 30.44% (par value $0.001)	4,340,700	4,340,700	11,068,785

Total Investments in Securities		$9,164,596	$12,578,681

Loans Receivable – 61.16%			Value
Shenzhen HuaYinTong Electronics – 39.71% (interest rate 9%, due on October 15,2009)			$14,441,656
Shenzhen HuanYaTong Investment– 21.45% (interest rate 8.5%, due on April 1,2009)			7,801,325
Total Loans Receivable			$22,242,981

Real Estate Held for Investment – 4.25%			$1,545,727

Total Investments			$36,367,389

December 31, 2007

Non-income producing Common Stocks – 68.26% (Small and Medium Sized Enterprises (or operating companies) in the People’s Republic of China)	Shares	Cost	Value
China 3C Group – 4.78% (par value $0.001)	682,128	$68,213	$2,329,467
Universal Travel Group – 4.69% (par value $0.001)	600,000	360,000	2,286,000
Home System Group – 1.03% (par value $0.001)	480,000	480,000	504,000
Gulf Resources, Inc. – 18.91% (par value $0.001)	3,339,000	1,836,450	9,215,640
China Ivy School, Inc. – 2.14% (par value $0.001)	3,480,750	1,740,375	1,044,225
Gulin Paper, Inc. – 1.96% (par value $0.001)	1,702,762	1,277,072	953,547
China Organic Agriculture, Inc. – 7.77%(par value $0.001)	1,729,273	2,507,446	3,787,108
China 9D Construction Group – 2.36% (par value $0.001, restricted until February 9, 2008)	2,251,621	1,148,327	1,148,327
China 9D Construction Group – 0.68% (par value $0.001, restricted until April 17, 2008)	649,967	974,950	331,483
Jade Art Group, Inc. – 4.45% (par value $0.001, restricted until April 1, 2008)	4,340,700	1,446,900	2,170,350
Jade Art Group, Inc. – 8.91% (par value $0.001, restricted until April 1, 2008)	8,681,400	2,893,800	4,340,700
Beijing Logistic, Inc. – 8.65% (par value $0.001, restricted until April 18,2008)	5,619,124	4,214,343	4,214,343
Orient Paper, Inc. – 1.93% (par value $0.001, restricted until May 1, 2008)	1,877,525	1,408,143	938,763
Total Investments in Securities		$20,356,019	$33,263,952

Loans Receivable – 28.78%			Value
Shenzhen HuaYinTong Electronics – 23.15% (interest rate 9%, due on October 15,2008)			$11,282,255
Fujian ZangTianYua – 6.48% (interest rate 6.48%, due on May 22,2008)			2,742,000
Total Loans Receivable			$14,024,255

Real Estate Held for Investment – 2.96%			$1,444,576

Total Investments			$48,732,783

CHINA FINANCE, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS
For the years ended December 31,	2008	2007

Investment Income
Surety Guarantee Revenue	$—	$16,774,054
Loan Guarantee Revenue	244,454	201,741
Loan Revenue	1,709,648	616,480
Interest income	21,335	73,877
Other income	123,571	—
Total Investment Income	2,099,008	17,666,152

Expenses
Legal Services	192,910	191,394
Office Rent	2,362,850	1,362,917
Payroll	547,756	512,314
Advertising	57,059	125,087
Depreciation and Amortization	169,590	121,112
Bad debt expenses	903,074	—
Other General and Administrative	952,998	824,062
Total Expenses	5,186,237	3,136,886

Net Investment Income Before Income Tax Expense	(3,087,229)	14,529,266
Income Tax Expense	14,255	10,501
Net Investment Income	(3,101,484)	14,518,765

Realized and Unrealized Gain (Loss) From Investments and Foreign Currency

Realized Gain(Loss) from Securities Transactions	(7,354,818)	10,084,199
Unrealized Gain(Loss) on Marketable Securities	(9,493,847)	1,900,377
Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	1,597,912	704,772

Net Realized and Unrealized Gain(Loss) from Investments and Foreign Currency	(15,250,753)	12,689,348

Net Increase(Decrease) in Net Assets From Operations	$(18,352,237)	$27,208,113

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31,	2008	2007

Net Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$(3,101,484)	$14,518,765
Realized (Loss) on the sale of Property, Plant and Equipment	—	—
Realized Gain(Loss) from Securities Transactions	(7,354,818)	10,084,199

Unrealized Gain (Loss) on Marketable Securities	(9,493,847)	1,900,377
Unrealized Gain on Translation of Assets and Liabilities in Foreign Currency	1,597,912	704,772

Increase in Net Assets From Operations	$(18,352,237)	$27,208,113

Capital Share Transactions	—	—

Increase(Decrease) in Net Assets	$(18,352,237)	$27,208,113

Net Assets:
Beginning of period	55,658,133	28,450,020
End of period (including $18,782,854 and $21,884,338 undistributed net investment income on December 31, 2008 and 2007, respectively)	$37,305,896	$55,658,133

The accompanying notes are an integral part of these financial statements.

CHINA FINANCE, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

For the years ended December 31,	2008	2007
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets From Operations	$(18,352,237)	$27,208,113
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Proceeds from Sale of Marketable Securities	3,836,605	10,601,666
Bad Debt expenses	903,074	—
Receipt of Marketable Securities for Services Rendered	—	(15,870,981)

Depreciation and Amortization	169,590	121,112

Loss on Sale of Property, Plant and Equipment	—	—
Realized (Gain)Loss from Marketable Securities	7,354,818	(10,084,199)
Marketable Securities Written-off Expenses	—	70,000
Unrealized (Gain) Loss on Marketable Securities	9,493,847	(1,900,377)

Unrealized (Gain) Loss on Foreign Currency Translation	(1,597,912)	(704,772)

Changes in Loans Receivable	(8,218,726)	(3,533,323)

Changes in Noninvestment Assets and Liabilities
Surety Guarantee Fee Receivables	—	(903,074)
Loan Guarantee Fee Receivables	194,865	(408,284)
Receivable for Marketable Securities Sold	(1,658,805)	—
Prepaid and Other Assets	(224,603)	(222,877)

Accrued Expense	991,343	913,041
Deferred Revenue	(124,874)	198,224

Other Payable	267,421	103,167

Net Cash Used in Operating Activities	(6,965,594)	5,587,436

Cash Flows from Investing Activities
Proceeds from Sale of Property, Plant and Equipment	—	—
Acquisition of Property, Plant and Equipment	(122,915)	(170,091)
Leasehold Improvement	—	—
Changes in Restricted Cash Denominated in Foreign Currencies	4,829,838	(5,054,112)

Net Cash Used in Investing Activities	(4,706,923)	(5,224,203)

Cash Flows from Financing Activities	—	—

Effect on Change of Foreign Exchange Rate	1,471,508	582,501

Change in Cash	(787,163)	945,734
Cash - Beginning of Year	999,408	53,674
Cash - End of Year	$212,245	$999,408

Supplementary Cash Flow Disclosures:
Interest Paid	$—	$—
Income Taxes Paid	$14,255	$10,501

The accompanying notes are an integral part of these financial statements.

China Finance, Inc. and Subsidiaries
Notes to Consolidated Financial Statements (Audited)
For the year Ended December 31, 2008

Note A - Organization and Principal Activities

China Finance, Inc. (the “Company”) was incorporated on March 28, 2000 in the state of Utah, and its principal office is in New York, New York. The Company also has offices in Shenzhen, China.

The Company’s principal business, which is primarily conducted through its wholly-owned subsidiary Shenzhen Hua Yin Guaranty and Investment Limited Liability Corporation (“SHY”), is (i) providing surety guarantees for privately-owned small and medium enterprises (or operating companies) (“SMEs”) in the People’s Republic of China’s (“PRC” or “China”) entering into transactions whereby the SME will be acquired by a publicly-traded United States reporting company in a “reverse merger” or other merger and acquisition (“M&A”) transaction; (ii) providing loan guarantees to assist SMEs and individuals in the PRC in obtaining loans from Chinese banks for business operations and/or personal use; and (iii) making direct loans to SMEs for business operations.  In addition, since late 2008 the Company has been seeking potential direct investments (including, without limitation, potential controlling investments) in SMEs that would be made through the Company’s wholly owned subsidiary, Value Global International Limited, a British Virgin Islands company, as announced in press releases in October.  In addition, the Company may seek opportunities to provide consulting services to SMEs including, without limitation, providing business and introduction services, translation services and access to office facilities (e.g., conference rooms, computers, telephone and fax lines through its New York office) (“Services”) from time to time.

Surety Guarantees.  The Company provides surety guarantee services to Chinese SMEs seeking to become publicly-traded companies in the United States by being acquired by a United States reporting company in a “reverse merger” or other M&A transaction.  The surety guarantee business generates revenues through fees, which typically are based on a percentage of the transaction.  Although the Company may be paid in cash for its surety guarantee services, the Company generally expects that it will receive compensation for its surety guarantee services in the form of stock from client companies (“Payment Securities”).  The Company’s clients generally pay for the Company’s surety guarantee services with Payment Securities because they do not have sufficient cash flow at the time the services are rendered to pay for the surety guarantee services.  To the extent that the Company receives Payment Securities as compensation, the Company generally allows the Payment Securities to mature in the market for a period of time (normally, at least one year), then typically will strategically sell the Payment Securities taking into consideration the performance of the SME, the market for the SME’s stock and the market price of the Payment Securities.  Payment Securities received by the Company may also be unregistered and subject to restrictions on resale for a period of time (generally, six months until the holding period under Rule 144 of the Securities Act of 1933 expires).  Accordingly, the Payment Securities that the Company receives as compensation may be held for a significant period of time from the date the Company acquires them.

Payment Securities.  The Company’s clients generally pay for the Company’s surety guarantee services and Other Services with Payment Securities because they do not have sufficient cash flow at the time the services are rendered to pay for the services.  To the extent that the Company receives Payment Securities as compensation, the Company generally allows the Payment Securities to mature in the market for a period of time (normally, at least one year), then typically will strategically sell the Payment Securities taking into consideration the performance of the SME, the market for the SME’s stock and the market price of the Payment Securities.  Payment Securities received by the Company may also be unregistered and subject to restrictions on resale for a period of time (generally, six months until the holding period under Rule 144 of the Securities Act of 1933 expires).  Accordingly, the Payment Securities that the Company receives as compensation may be held for a significant period of time from the date the Company acquires them.

Loan Guarantees.  The Company also provides guarantees to SMEs and individuals obtaining loans from Chinese banks for their business operations and/or personal use.  In exchange for the Company’s guarantee services, the borrower pays the Company a certain percentage of the loan amount as an upfront loan guarantee fee; however, the Company may also receive periodic fee payments for its loan guarantees.  Loan maturities for loans guaranteed by the Company will generally range from six months to five years, and are secured by bank deposits made by the Company.  If a borrower fails to fulfill its obligations to a lender, the bank will take possession of the Company’s deposit.

Loans.  The Company may make loans to SMEs from time to time (the “Loans”).  In general, the Company expects its Loans will typically be made to SMEs to which it has provided or will provide surety guarantee services.  Loans may be made to SMEs that the Company determines have been profitable in the past and have attractive prospects for future profitability, have experienced or are experiencing or projected to experience growth, or have an attractive credit profile.  To the extent Loans are made to SMEs to which the Company provides guarantee services, the Loans may be made before or after the Reverse Merger Transactions are consummated.  The Company evaluates the creditworthiness of the SMEs to which it considers making loans using a number of criteria related to the strength of the SMEs management, employees, financial status and overall performance.

Other Services.  The Company may also provide Services to SMEs to which it has provided or will provide surety guarantee, loan or other services in the past, or to other SMEs that it has not worked with previously.  The Company’s business and introduction services may include introducing SMEs to third party service providers, such as auditors, lawyers, consultants and other service professionals, as well as potential business contacts.  The Company’s translation and facilities access services will be provided on an as-needed basis.  The Company generally expects to be paid a monthly fee for the Services that will be negotiated with the SMEs based on the Services to be provided.

Note B - Summary of Significant Accounting Policies

Principals of Consolidation

The consolidated financial statements include the accounts of China Finance, Inc. and its wholly-owned subsidiary, Value Global International Limited (“Value Global”) and, SHY.  All significant intercompany accounts have been eliminated.

Cash

For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash.  The majority of the cash balances are held in financial institutions in PRC.  Restricted Cash is not part of cash and is shown separately.

Valuation of Investment

The Company generally receives compensation for its surety guarantee services and Other Services in the form of Payment Securities. In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities.
•           Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•           Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Company adopted SFAS No.157 as of January 1,2008. In general, the company values its marketable securities by their quoted price in active market (level 1 input). In addition, the Board has adopted guidelines and instructions for the pricing , for thinly-traded securities and  restricted securities that may be held by the Company including, without limitation, Payment Securities that are subject to restrictions because they have not been held for six months (the “Fair Value Pricing Instructions”). The Fair Value Pricing Instructions are implemented by the Board, which determines the fair value price of Payment Securities on a periodic basis (at least quarterly) in accordance with the Fair Value Pricing Instructions.  Using the Fair Value Pricing Instructions, the Board seeks to determine the price that is representative of the amount that the Company might reasonably expect to receive for the Payment Securities upon their current sale.

Because most of the customers are small entities and their common stocks are often traded in the over-the-counter market, these common stocks are qualified as thinly-traded penny stocks. The company decided that quoted market price can be used as fair value of marketable securities except that the following circumstance exists:

•	There are few transactions or market-makers in the security;
•	The spread between the bid and asked prices is large;
•	And price quotations vary substantially over time

In order to determine the fair value of thinly-traded marketable securities and restricted marketable securities the company established a policy to substitute a good-faith estimate of fair value for the quoted market price or pricing service valuation.

In estimating in good faith the fair value of a particular financial instrument, the board or its designee (the valuation committee) should, to the extent necessary, take into consideration all indications of fair value that are available. The following is a list of these factors to be considered:

•	Financial standing of the issuer
•	Business and financial plan of the issuer and comparison of actual results with the plan
•	Cost at date of purchase
•	Size of position held and the liquidity of the market
•	Contractual restrictions on disposition
•	Pending public offering with respect to the financial instrument
•	Pending reorganization activity affecting the financial instrument (such as merger proposals, tender offers, debt restructurings, and conversions)
•	Reported prices and the extent of public trading in similar financial instruments of the issuer or comparable companies
•	Ability of the issuer to obtain needed financing
•	Changes in the economic conditions affecting the issuer
•	A recent purchase or sale of a security of the company
•	Pricing by other dealers in similar securities
•	Financial statements of investees

The following is a summary of the inputs used to value the Company’s net assets as of December 31, 2008:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
China Finance, Inc.	$1,485,896	—	$34,881,493

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 01/01/08	$31,114,568
Decrease in Marketable Securities	$(4,552,952)
Increase in Loan Receivable	$8,218,726
Change in Foreign Currency Exchange Rate	$101,151
Balance as of 12/31/08	$34,881,493

Surety Guarantee Fee Receivables

Surety guarantee fee receivables consist of cash consideration receivable when the merger agreement and plan of merger are completed.

Surety Guarantee Fee Receivables are considered impaired if payment of the surety guarantee fee is not received by the Company in accordance with terms of the Surety Guarantee Agreement with each client. It is the Company’s policy to charge off uncollectible receivables when management determines the receivable will not be collected.

Loan Receivables

Loans receivable are amounts owed to the company under the Loans.  In a typical Loan transaction, the Company loans a party a specified amount and is repaid the principal together with interest at the specified due dates. Interest is accrued as revenue by the Company over the term of the loan.  As of December 31, 2008, the Company has two loans outstanding from the loan segment of its business. Details are listed in Schedule of Investments.

The Company monitors the Loan activity to help ensure that the interest and principal are paid to the Company in a timely manner. If necessary, the Company uses the collateral it receives from clients to secure the Loan as the payment for the interest and/or principal on the Loan.  Loan Receivables are considered impaired if repayment of the Loan is not received by the Company in accordance with the terms of the Loan Agreement with each client. It is the Company’s policy to charge off uncollectible receivables when management determines the receivable will not be collected.

Loan Guarantee Fee Receivables

Loan guarantee fees receivable are fees owed to the company for its loan guarantee services but not yet received from its clients.  In the loan guarantee transactions, the Company will place funds on deposit with the primary lender to guaranty repayment by the borrower to the primary lender. Fees received in connection with loan guarantee transactions are accrued as revenue over the term of the loan on a straight line basis. Net fees and costs incurred by the Company are deferred and amortized as a charge to income over the term of the loan on a straight line basis.  The Company monitors the loan guarantee activity to help ensure that the interest and principal are paid to the primary lender in a timely manner and that the Company receives its loan guarantee fee. If necessary, the Company uses the collateral it receives from clients as the payment for the loan guarantee fee.  Loan Guarantee Fee Receivables are considered impaired if payment of the fee is not received by the Company in accordance with the terms of the Loan Guarantee Agreement with each client. It is the Company’s policy to charge off uncollectible receivables when management determines the receivable will not be collected.  The Company had one loan guarantees outstanding during the period covered by this report.

Real Estate Held for Investment

The Company’s real estate held for investment consists of a building and related land use rights. The Company values the real estate based on the cost to purchase and construct the real estate.  The Company evaluates the market price semi-annually for possible impairment loss, and, as needed, a certified independent agent performs a property inspection and a market price evaluation.

Property, Plant and Equipment

Property, plant and equipment are carried at cost.  The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gains or losses are included in income in the year of disposition.

Depreciation is calculated on a straight-line basis over the lesser of the estimated useful life of the assets and lease terms. The estimated useful lives are:

Electronic Equipment	5 Years
Furniture and Fixtures	5 Years
Automobile	10 Years
Leasehold Improvements	Term of Lease or Useful Life

Income Taxes

Taxes on profits earned by SHY are calculated in accordance with taxation principles currently effective in the PRC.  We expect that the Chinese government will continue its stable financial policy, move forward with its reform of its tax system, and continue to emphasize financial and economic efficiency.  The essential aim of the tax policy of China is to sustain the current stable economic and social development pace.  Specifically, in terms of the reform of the tax collection policy, the principles underlying such reform include simplifying the tax system, expanding the tax foundation, lowering the tax rate, and implementing a strict collection system.  These principles are aimed at immediate and efficient economic development, the development of science and technology, and economic usage of energy and resources.  We expect that the Add-Value Tax system will be continued in China.

Before January 1, 2008, Chinese income tax law (the “Old Income Tax Law”) differentiated between resident and non-resident enterprises with respect to applicable income tax rates, tax deductions and incentives/preferential tax policies.1  This resulted – after taking into account incentives and deductions –  in resident enterprises paying an average effective tax rate of approximately 25% and non-resident enterprises paying an average effective tax rate of 15%.  The Old Income Tax Law generally used the place of incorporation to determine the residence of a corporation.  In addition, Chinese resident enterprises were taxed on their worldwide income while non-resident enterprises are taxed only on certain China-sourced income and their effectively connected income from an establishment in China.

Beginning on January 1, 2008, a new income tax law took effect in the PRC (the “New Income Tax Law”), which was designed to implement uniform regulations with respect to income tax rates, tax deductions and incentives/preferential tax policies for resident and non-resident enterprises.  An EIT rate of 25% is paid by resident and non-resident enterprises alike.2  The New Income Tax Law also adds an additional “effective management” test to the residency determination of a corporation.  An otherwise non-resident corporation that is managed or controlled from China will be a Chinese tax resident and, thus, subject to an EIT on its worldwide income in the same manner as a resident corporation.

Under the Old Income Tax Law, the Company was considered a non-resident corporation because it is incorporated in Utah and, therefore, pays the lower, non-resident EIT effective rate on the income it earns in China.  Under the New Income Tax Law, the Company will likely be considered a tax resident of the PRC because it may be deemed to be managed and controlled from China because its board of directors and certain other personnel are located in the PRC and, therefore, will pay an EIT at a rate of 25% on its worldwide income.

The main reason behind the wide-ranging tax reform in China is to broaden the impact of the tax collection system.  Under the reforms, we expect tax collection systems in different enterprises will be coordinated.  For the Personal Income Tax, the reform will emphasize combining comprehensive and categorized tax collection systems.  The Natural Resource Tax will be re-adjusted and improved.  The Upstream Oil Exploiters will be taxed.  The national middle and long-term plan for the development of sciences and technology will continue, with tax system being used to promote innovation.  The collection and processing of the Add-Value Tax system on products will be further improved.  For the western and northeast under-developed regions of the PRC, favorable tax systems will be practiced to promote economic development.  Relevant favorable tax systems will be created to prompt natural resources conservation, economic usages and re-collection of recoverable resources and industrial wastes.  Meanwhile, with aims to promote employment, relevant tax policies will be employed.  Relevant studies are underway to explore suitable tax systems that encourage development of non state-owned enterprises.

We account for income taxes paid to tax authorities using the liability method. Taxes on profits earned by our wholly-owned subsidiary Value Global are calculated in accordance with taxation principles currently effective in the British Virgin Islands.  Value Global is an International Business Company (IBC) registered in the British Virgin Islands and is exempt from all taxes and withholding taxes in the British Virgin Islands, paying only registration fees and annual license fees which amount to $1,300 per annum.

We account for income taxes payable on U.S. taxable income in accordance with SFAS No. 109, “Accounting for Income Taxes,” using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities.  This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment.  Deferred tax assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carryforwards.  Deferred income tax expense represents the change in net deferred assets and liability balances.

1 See Provisional Regulations of the People’s Republic of China on Enterprise Income Tax (1993) for resident enterprises and Income Tax Law of the People's Republic of China for Enterprises with Foreign Investment and Foreign Enterprises (1991) for non-resident enterprises.

2 A non-resident company that does not have an establishment in China or does not derive income from an establishment in China will pay an EIT at a rate of 20%.

Foreign Currency Translation and Transaction

The accompanying financial statements are presented in the United States dollars (US$).  The functional currency of SHY is the Renminbi (RMB). The financial statements are translated into the United States dollars from the RMB at year-end exchange rate as to assets and liabilities and weighted average exchange rate as to revenues and expenses. Foreign currency cash flows are translated at the weighted average exchange rate in effect during the period due to the minimal fluctuation in the currency exchange rates during the period. Management believed that substantially the same results would be derived if foreign cash flows were translated at the rates in effect at the time of the cash flows. Capital accounts are translated at their historical exchange rate when the capital transactions occurred. Foreign currency translation gains and losses, if any, are included with the net realized and unrealized gain (loss) from investments and foreign currency.

December 31,	2008	2007
Year End 1US Dollar =	6.82 RMB	7.290 RMB
Weighted Average 1US Dollar =	6.937 RMB	7.595 RMB

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into the US Dollars at the rates used in translation.

Economic and Political Risks

The Company faces a number of risks and challenges since its operation is in the PRC and its primary market is in the PRC. The Company's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe.  The Company's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Use of Estimates

The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ materially from those estimates.

Revenue Recognition

Surety Guarantees.  The Company determines the surety guarantee revenue by using the fair value of the Payments Securities.  The Company recognizes the surety guarantee revenue when the service has been performed and payment can be reasonably estimated.

Loan Guarantees.  The Company recognizes the loan guarantee revenue over the term of the loan on a straight line basis.

Loans.  The Company recognizes Loan revenue over the term of the loan through the interest charged on a straight line basis.

Other Services.  The Company recognizes the revenue from Other Services when the services have been completed, the price is fixed and determinable and collectability is reasonably assured.

Recent Pronouncements

In May 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard (“SFAS”) No. 163, “Accounting for Financial Guarantee Insurance Contracts—an interpretation of FASB Statement No. 60” (“SFAS 163”).  SFAS 163 interprets Statement 60 and amends existing accounting pronouncements to clarify their application to the financial guarantee insurance contracts included within the scope of that Statement.  SFAS 163 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2009.  The Company is currently evaluating the impact of SFAS 163 on its consolidated financial statements [but does not expect it to have a material effect].

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133”.  SFAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities.  SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008 with early application encouraged.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2009.  The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements [but does not expect it to have a material effect].

In December 2007, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (“SFAS”) No. 160, “Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51”.  SFAS 160 establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary.  SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008.  As such, the Company is required to adopt these provisions at the beginning of the fiscal year ended December 31, 2009.  The Company is currently evaluating the impact of SFAS 160 on its consolidated financial statements but does not expect it to have a material effect.

In February 2007, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard (“SFAS”) No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities, including an amendment of FASB Statement No. 115”.  SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value at specified election dates.  This Statement applies to all entities, including not-for-profit organizations.  SFAS 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The adoption of SFAS 159 did not have a material effect on the company’s consolidated financial statements.

Note C – Restricted Cash

Restricted cash is in the form of bank deposits and certificates of deposit that are being used by the Company to secure loans made by banks to the Company’s loan guarantee clients.  As of December 31, 2008, the Company had one loan guarantees outstanding, resulting in approximately $200,000 in restricted cash as of the end of the fiscal year.

On August 26, 2008, the Company entered into a loan guarantee agreement with Shengzhen YiJinLi Technology Development Ltd. (“YiJinLi”)  to guarantee a loan from China Construction Bank Shenzhen Branch to YiJinLi in the amount of approximately $2,000,000 (RMB15,000,000) with a term of one year. The Company charged a loan guarantee fee of approximately $100,000 (RMB750,000) for this transaction.. The Company deposited approximately $400,000 (RMB3,000,000) in China Construction Bank Shenzhen Branch on August 26, 2008 to secure the loan made by China Construction Bank Shenzhen Branch to SHGL.  In September 2008, the deposit was decreased to approximately $200,000 since the Company has entered into a Memo of Bank-Guaranty Cooperation and a Guaranty Cooperation Agreement with China Construction Bank, Shenzhen Branch on September 1, 2008 that, among other things, provided that the Company got half of its deposit back. In addition, the Company used real estate held for investment $1,546,000 as collateral to the bank for the loan."

Note D -- Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31, 2008 and 2007:

December 31,	2008	2007

Cost:
Electronic Equipment and Office Furniture	$356,204	$228,907
Automobile	329,781	308,200
Total Cost	$685,985	$537,107
Less: Accumulated Depreciation	(150,605)	(69,089)
	$535,380	$468,018
Leasehold Improvement, Net	—	88,783
Net Property, Plant and Equipment	$535,380	$556,801

Depreciation and Amortization expenses relating to property, plant and equipment was $169,590 and $121,112 for the years ended December 31, 2008 and 2007, respectively.

Note E – Commitments and Contingencies

(1) Lease Agreements.  The Company rents office space under two operating leases. One lease is for office space in Shenzhen, China and the other is for office space in New York, New York. The Company entered into its current lease for its Shenzhen office on April 1, 2007, and it expires on March 31, 2010.  The lease for its New York office was entered into on August 8, 2007 and expires on August 7, 2017.  Minimum lease payments for these two current leases for the next five years are as follows:

2009	2010	2011	2012	2013
$2,400,000	$2,300,000	$2,200,000	$2,200,000	$2,300,000

Rent expenses for the years ended December 31, 2008 and 2007 were $2,362,850 and $1,362,917, respectively.

(2)  Guarantees.  In the normal course of its business, the Company has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements (see “Note B - Summary of Significant Accounting Policies – Revenue Recognition” above).

As of December 31, 2008, the Company has one loan guarantee outstanding.  Details are listed in “Note C – Restricted Cash” above.  If the Company’s clients default on their loans so that the Company is obligated to pay on its guarantees, the Company would be responsible for paying approximately $2,000,000 (RMB15,000,000) to the respective banks.

Note F – Financial Highlights

Following is a schedule of financial highlights for the years ended December 31, 2008, 2007, 2006, 2005 and the fiscal period June 24, 2004 to December 31, 2004:

Per Share Operating Performance (For a share of common stock outstanding throughout the period)	2008	2007	2006	2005	For the Period from Inception(June 24,2004) Through December 31, 2004

Net Assets Value, beginning of period	$0.97	$0.49	$0.22	$0.27	$—
Income from Operations:
Net Investment Income (Loss)	(0.05)	0.26	0.07	(0.01)	0.06
Net Gains (Loss) on Securities (both realized and unrealized)	(0.27)	0.22	0.20	(0.04)	0.21
Total Income from Operations	(0.32)	0.48	0.27	(0.05)	0.27
Net Assets Value, end of period	0.65	0.97	0.49	0.22	0.27

Net Assets, end of period	$37,305,896	$55,658,133	$28,450,020	$12,803,193	$15,512,444
Per Share Market Value, end of period	$2.00	$1.15	$0.98	$0.40	$2.20
Total Investment Return	73.91%	17.35%	145.00%	(81.82%)	80.33%

Ratio of Expenses to Average Net Assets	11.16%	7.46%	6.13%	5.40%	9.20%	(1)

Ratio of Net Investment Income to Average Net Assets	(6.67%)	34.52%	20.47%	(2.59%)	24.47%	(1)
Portfolio Turnover Rate	0%	42.97%	0%	14.99%	0%

Per share amounts calculated using the average shares method.

(1) Amounts shown are not annualized.

Note G – Brokerage Commissions

For the fiscal year ended December 31, 2008, the total brokerage commissions paid by the Company were $32,836, which were directly deducted from the receipts from the sale of marketable securities by the broker.  Kovack Securities is the only broker that earned commissions from the Company in 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of
China Finance, Inc. and Subsidiaries
(An Investment Company)

We have audited the accompanying consolidated statements of assets and liabilities of China Finance, Inc. and Subsidiaries, including the schedules of investments, as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in net assets, and cash flows for the years then ended, and the financial highlights for the years ended December 31, 2008, 2007, 2006, 2005 and for the period from inception (June 24, 2004) through December 31, 2004.  These consolidated financial statements and financial highlights are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008 and 2007, with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of China Finance, Inc. and Subsidiaries as of December 31, 2008 and 2007, the results of its operations, its cash flows and the changes in its net assets for the two years then ended, and the financial highlights for the years ended December 31, 2008, 2007, 2006, 2005 and for the period from inception (June 24, 2004) through December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

/s/ Rotenberg & Co., LLP

Rochester, New York
  March 12, 2009

Additional Information
(Unaudited)

The Company files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commissions website at http://www.sec.gov. The Company’s Forms N-Q are also available, without charge, upon request, by calling the Company at 212-823-0530.  The Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Company’s Forms N-Q are also available, without charge, upon request, by calling the Company at 212-823-0530.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Company at 212-823-0530; and on the Commissions website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling the Company at 212-823-0530; and on the Commission’s website at http://www.sec.gov.

Directors and Officers.  The names, ages and addresses of the directors and officers of the Company are set forth together with their positions, length of service with the Company, their principal occupations during the last five years and other directorships held on the table below.  Each person whose name is preceded by an asterisk (*) is an "interested person" of the Company within the meaning of the Investment Company Act of 1940, as amended.

Interested Directors

Name, Age and Address	Title and Length of Service with the Company	Principal Occupations During the Last Five Years	Other Directorships Held
Ann Yu* Age: 49 c/o China Finance, Inc. 1330 Ave of the Americas, 21st floor New York NY 10019	Director, CEO, Chairman, Chief Compliance Officer & Secretary since August 2008
CEO, Chairman, Chief Compliance Officer & Secretary since August 2008; President of SHY since June 30, 2008; Vice President of SHY from May 2005-June 2008; Manager of Risk Management for SHY from August 2004-June 2008; Manager of the finance department of Jin Tian Group Co., Ltd. from 1992 to 2004;  CFO and the Manager of the finance department of Shenzhen Technology Industry Park from 1988 to 1992; Loan Officer of Industrial and Commercial Bank of China, Anhui Branch from 1982 to 1987.
None

Independent Directors

Name, Age and Address	Title and Length of Service with the Company	Principal Occupations During the Last Five Years	Other Directorships Held
Yifang Li Age: 49 No. 44 New Street, Xiangcheng District Xiangfan City, Hubei Province, P.R. China	Director since 2007	President and Secretary of Xiangyang Institute of Business Studies.	None
Denming Yung Age: 51 No. 7 Yunji Road, Fandong District Xiangfan City, Hubei Province, P.R. China	Director since 2007	Manager of Department of Finance Management of People’s Bank of China, XiangFan City Center Branch.	None

Executive Officers

Name, Age and Address	Title and Length of Service with the Company	Principal Occupations During the Last Five Years	Other Directorships Held
Liang Liao Age: 31 c/o China Finance, Inc. Shenzhen Central Business Tower 1706-1709 Fuhua Yi Road Futian, Shenzhen, Guangdong 51800, P.R. China	CFO since 2005
Chief Financial Officer since March 2005; December 2003-March 2005, Chief Financial Officer of Shenzhen Mingtai Industrial Development Co, Ltd., an electronics distributor; September 2002-November 2003, Senior Auditing Manager of Shenzhen Meishi Power Industries Co. Ltd.; March 2000-August 2002, Finance Manager of Shenzhen Xieli Paper Co., Ltd.
None

Director and Officer Compensation.  The following table sets forth all cash compensation paid or to be paid by the Company during the fiscal year ended December 31, 2008 to directors and officers of the Company.

Name/Position	Aggregate Annual Compensation
Ann Yu, Director, CEO, CCO	$65,000
Liang Liao, Chief Financial Officer	$48,000

Independent Directors Yifang Li and Denming Yung are not currently compensated for their services as directors of the Company. Directors are reimbursed for certain approved expenses incurred in connection with Company business and for certain approved expenses incurred in connection with attendance at non-telephonic Board meetings and non-telephonic committee meetings.

The Company’s Statement of Additional Information includes additional information about directors of the Company and is available, without charge, upon request, by calling the Company at 212-823-0530.

ITEM 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to any provisions of such code of ethics during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.

(e)	Not applicable.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees for the registrant for the fiscal years ended December 31, 2008 and December 31, 2007 were $22,000 and $17,500, respectively. These amounts represent aggregate fees billed by Rotenberg & Co., LLP (“Accountant”) in connection with the annual audit of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings.

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended December 31, 2008 or December 31, 2007 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported in paragraph (a) of this Item.

(c)
Tax Fees – The tax fees in the fiscal years ended December 31, 2008 and December 31, 2007 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $2,200 and $2,200, respectively.  These services were for the completion of the fund’s federal and state income tax returns and excise tax returns.

(d)
All Other Fees –The Accountant billed $10,975 for consulting services during the fiscal year ended December 31, 2007.  There were no other fees billed by the Accountant which were not disclosed in paragraphs (a) through (c) of this Item during the fiscal year ended December 31, 2008.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant.

(e)(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

YiFang Li

DenMing Yung

ITEM 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A copy of the registrant’s Proxy Voting Policies and Procedures is set forth below.

PROXY VOTING POLICY

I.	Introduction

Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Company disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The IC Amendments also require the Company to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Company complies with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Company’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

The following details the Company’s philosophy and practice regarding the voting of proxies.

1.	General

The Company believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of the Company.  As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

2.	Procedures

To implement the Company’s proxy voting policies, the Company has developed the following procedures for voting proxies.

a.              Upon receipt of a corporate proxy by the Company, the special or annual report and the proxy are submitted to the Company’s proxy voting manager (the “Proxy Manager”).  The Proxy Manager will then vote the proxy in accordance with this policy.

b.              The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of the Company’s Voting Guidelines in Section III below.  The Proxy Manager will then vote the proxies.

c.              The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote (see discussion in Section VI below).  With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in the Company’s files.

III.	Voting Guidelines

While the Company’s policy is to review each proxy proposal on its individual merits, the Company has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies.  These guidelines are set forth below:

1.	Corporate Governance

a.             Election of Directors and Similar Matters

In an uncontested election, the Company will generally vote in favor of management’s proposed directors.  In a contested election, the Company will evaluate proposed directors on a case-by-case basis.  With respect to proposals regarding the structure of a company’s Board of Directors, the Company will review any contested proposal on its merits.

Notwithstanding the foregoing, the Company expects to support proposals to:

•	Limit directors’ liability and broaden directors’ indemnification rights;

And expects to generally vote against proposals to:

•	Adopt or continue the use of a classified Board structure; and

•	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

b.	Audit Committee Approvals

The Company generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances.  The Company will generally vote to ratify management’s recommendation and selection of auditors.

c.	Shareholder Rights

The Company may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis.  Notwithstanding the foregoing, the Company expects to generally support proposals to:

•	Adopt confidential voting and independent tabulation of voting results; and
•	Require shareholder approval of poison pills;

And expects to generally vote against proposals to:

•	Adopt super-majority voting requirements; and
•	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

2.           Anti-Takeover Measures, Corporate Restructurings and Similar Matters

The Company may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company.  These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, the Company expects to generally support proposals to:

•	Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
•
Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

•	Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

•	Adopt classified boards of directors;
•	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
•	Require a company to consider the non-financial effects of mergers or acquisitions.

3.	Capital Structure Proposals

The Company will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

Notwithstanding the foregoing, The Company expects to generally support proposals to:

•	Eliminate preemptive rights.

4.	Compensation

a.	General

The Company generally supports proposals that encourage the disclosure of a company’s compensation policies.  In addition, the Company generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance.  The Company may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

Notwithstanding the foregoing, the Company expects to generally support proposals to:

•	Require shareholders approval of golden parachutes; and
•	Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.

And expects to generally vote against proposals to:

•	Adopt measures that appear to the Proxy Manager to arbitrarily limit executive or employee benefits.

5.	Stock Option Plans and Share Issuances

The Company evaluates proposed stock option plans and share issuances on a case-by-case basis.  In reviewing proposals regarding stock option plans and issuances, the Company may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. We believe that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. We believe that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, we generally will vote against stock option plans. However, we will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. We certainly are in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.

Notwithstanding the foregoing, the Company expects to generally vote against proposals to:

•	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

6.	Corporate Responsibility and Social Issues

The Company generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management.  These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

The Company will generally vote against proposals involving corporate responsibility and social issues, although the Company may vote for corporate responsibility and social issue proposals that the Company believes will have substantial positive economic or other effects on a company or the company’s stock.

IV.	Conflicts

In cases where the Company is aware of a conflict between the interests of a client(s) and the interests of the Company or an affiliated person of the Company, the Company will take the following steps:

(a)              vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where the Company’s vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and

(b)              for other matters, contact the client for instructions with respect to how to vote the proxy.

V.	Company Disclosure

A.	Disclosure of Company Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The Company shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders in its Statement of Additional Information (the “SAI”).

B.	Disclosure of the Fund’s Complete Proxy Voting Record

The Company shall disclose to its shareholders on Form N-PX the Company’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

The Company shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Company was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Company cast its vote on the matter;

(viii)	How the Company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Company cast its vote for or against management.

The Company shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Company’s website, if applicable.  If the Company discloses its proxy voting record on or through its website, the Company shall post the information disclosed in the Company’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

The Company shall also include in its annual reports and semi-annual reports a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Company’s website at a specified Internet address; and (2) on the SEC’s website.  If the Company discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Company’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

VI.	Recordkeeping

The Company shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding the Company’s securities;
(iii)	Records of votes cast on behalf of the Company; and
(iv)	A record of each shareholder request for proxy voting information and the Company’s response, including the date of the request, the name of the shareholder, and the date of the response.

The Company may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Company that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

VII.	Proxy Voting Committee

A.	General

The Proxy Voting Committee of the Company shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Company should cast its vote, if called upon by the Board, when a matter with respect to which the Company is entitled to vote presents a conflict between the interest of the Company’s shareholders, on the one hand, and those of an affiliated person of the Company on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Company counsel at the expense of the Company if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Company’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VIII.	Other

This Policy may be amended, from time to time, as determined by the Board.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)
As of December 31, 2008, the overall management of the business and affairs of the Registrant is vested in its Board of Directors in accordance with applicable corporate laws and the Registrant’s organizational documents.  The Registrant does not have an investment adviser.  The decisions related to the day-to-day management of the Registrant’s portfolio are made by Registrant management, subject to the oversight of the Board of Directors.

Ann (Guo-Qiong) Yu has been the Chief Executive Officer and Chief Compliance Officer of the Registrant since August 2008.  Ms. Yu has been the President of Shenzhen Hua Yin Guaranty and Investment (“SHY”), a wholly owned subsidiary of the Registrant since June 30, 2008.  From 1992 to August 2004, Ms. Yu was the Manager of Finance Department of Jin Tian Group Co., Ltd. Ms. Yu was the Manager of Risk Management from August 2004 to June 2008 and the Vice President of SHY from May 2005 to June 2008.  Ms. Yu is primarily responsible for the investment decisions for the Registrant’s portfolio.

Yifang Li has been a Director of the Registrant since 2007. Ms. Li is also the President and Secretary of Xiangyang Institute of Business Studies.

Denming Yung has been a Director since 2007. Mr. Yung is also the Manager of the Department of Finance Management of People’s Bank of China, XiangFan City Center Branch.

(a)(2)	None of the persons identified in (a)(1) above managed any other portfolios.

(a)(3)
As of December 31, 2008, the only person identified in (a)(1) above that received any compensation is Ann (Guo-Qiong) Yu.  She receives a fixed salary of $65,000 per year from the Registrant for her role of Chief Executive Officer of the Registrant.

(a)(4)	As of December 31, 2008, the following table indicates the dollar range of equity securities in the Registrant beneficially owned by the Board of Directors.

Name of Portfolio Managers	Dollar Range of Equity Shares Beneficially Owned
Ann (Guo-Qiong) Yu	$ 500,001---- $ 1,000,000
Yifang Li	None
Denming Yung	None

(b)                 Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1-31, 2008
February 1-29, 2008
March 1-31, 2008
April 1-30, 2008
May 1-31, 2008
June 1-30, 2008
July 1-31, 2008
August 1-31, 2008
September 1-30, 2008
October 1-31, 2008	300,000*	$4.96*
November 1-31, 2008
December 1-30, 2008
Total

* On October 23, 2008, Ms. Yu, President and Chief Executive Officer of China Finance, Inc. purchased 300,000 shares of common stock for her personal account from an existing shareholder of the company, Ju Xiang Ruan, in a private transaction.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

China Finance, Inc.

By: /s/ Ann Yu
Ann Yu, Chief Executive Officer

Date: March 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ann Yu
Ann Yu, Chief Executive Officer

Date: March 12, 2009

By: /s/ Liang Liao
Liang Liao, Chief Financial Officer

Date: March 12, 2009